Earnings per share attributable to ordinary owners of the parent (Detail) - € / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings per share attributable to ordinary owners of the parent [abstract]
Basic	€ (0.03)	€ (0.06)	€ (0.06)
Diluted	€ (0.03)	€ (0.06)	€ (0.06)